Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net (loss) income	$ (13,853)	$ 527	$ (19,222)	$ (45,117)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense	129	(40)	(40)	50
Restricted stock compensation expense			98	79
Restricted stock compensation expense	4	(81)
Depreciation expense	122	236	444	310
Amortization of right of use assets	552	0
Loss on disposal of equipment			0	18
Warrant liability fair value adjustment	(17)	(17,209)	(19,706)	(15,103)
Gain on warrant extinguishment			0	(9,613)
Non-cash interest income	0	(1)	(1)	(1)
Interest expense accrued related to convertible notes	329	0	402	0
Debt discount amortization	3,444	238
Debt discount and deferred finance costs amortization			7,572	21,544
Loss on issuance of financial instrument	6	2,826	2,826	0
Loss on debt settlements and extinguishments			1,123	29,924
Changes in assets and liabilities:
Prepaid expenses and other assets	232	318	(218)	7
Accounts receivable	404	(163)	(293)	108
Inventories	143	43	385	(543)
Accounts payable and accrued expenses	3,827	3,985	8,163	3,180
Deferred revenue	(240)	0	3,503	(32)
Other non-current liabilities	(504)	44	232	(209)
Principal payments on leases	(540)	0
Net cash used in operating activities	(5,962)	(9,277)	(14,732)	(15,398)
Cash flows from investing activities:
Purchase of property, plant and equipment	(2)	(39)	(76)	(524)
Net cash (used in) provided by investing activities	(2)	(39)	(76)	(524)
Cash flows from financing activities:
Expenses from the release of restricted cash			0	(1,212)
Cash paid pursuant to Exchange Agreement			0	(804)
Net proceeds from the issuance of debt	3,719	0
Net proceeds from sale of common stock and warrants	0	4,210
Net proceeds from convertible note debt financing	0	2,172	5,664	0
Net proceeds from sale of stock			10,917	15
Net proceeds from exercise of warrants			520	0
Repayment of convertible note debt			(4,870)	0
Net cash provided by (used in) financing activities	3,869	6,382	13,236	(10,517)
Foreign currency effects on cash, cash equivalents and restricted cash	(69)	(45)	(174)	67
Net decrease in cash, cash equivalents and restricted cash	(2,164)	(2,979)	(1,746)	(26,372)
Cash, cash equivalents and restricted cash:
Beginning of period	3,578	5,324	5,324	31,696
End of period	1,414	2,345	3,578	5,324
Supplemental non-cash activities:
Conversion of convertible notes			0	40,121
Fair value of warrants issued	0	23,532	28,539	16,953
Cashless exercise of warrants			0	2,537
Deemed dividend			0	527
Fair value of warrants exercised for cash			0	19
Series B and Series C Preferred Shares [Member]
Cash flows from financing activities:
Net proceeds from sale of preferred shares			0	2,310
Series A and Series B Preferred Shares [Member]
Cash flows from financing activities:
Cash paid to redeem preferred shares			0	(2,360)
Series C Preferred Shares [Member]
Cash flows from financing activities:
Cash paid to redeem preferred shares			0	(590)
Series D Preferred Shares [Member]
Cash flows from financing activities:
Net proceeds from sale of preferred shares	$ 150	$ 0	1,005	0
Series C Warrants [Member]
Cash flows from financing activities:
Cash paid to extinguish of Series C Warrants			$ 0	$ (7,876)